AUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss)	$ (133,275)	$ (261,787)	$ (327,496)	$ (472,491)	$ (1,230,964)	$ (303,636)
Depreciation and amortization	14,445	11,279	36,297	34,118	46,257	33,660
Gain on disposal of investment	0	0	(52,159)	0
Provision for doubtful accounts	963	35,931	26,792	42,057	32,641	12,694
Share of investment loss	39,000	22,778	124,108	18,643	40,648	97,210
Impairment of investment	0	201,698	0	203,242	671,094	136,803
Changes in operating assets and liabilities:
Other assets	0	(567)	0	(34,106)
Accounts receivable	(26,396)	55,401	(18,662)	65,442	76,941	(96,215)
Inventories	(37,479)	50,702	(23,118)	(56,586)	18,251	(32,382)
Deferred income tax					0	(89,000)
Prepaid expenses and other current assets	22,923	(26,263)	13,551	12,931	42,477	104,436
Accounts payable	(41,436)	(143,529)	(108,139)	(187,954)	(158,799)	(118,643)
Accrued expenses	(5,479)	(2,418)	261	(20,970)	(21,497)	(24,842)
Receipts in advance and other current liabilities	6,983	589	2,455	35,904	3,192	(2,299)
Cash flows (used in) operating activities	(159,751)	(56,186)	(326,110)	(359,770)	(479,759)	(286,218)
Cash flows from investing activities
Proceed from sale of investment			105,840	0
Addition to fixed assets	0	(942)	0	(56,608)	(67,505)	(132,631)
Cash flows provided from (used in) investing activities	0	(942)	105,840	(56,608)	(67,505)	(132,631)
Loan from/ (repayment to) stockholder	0	(100,000)	0	(100,000)	(100,000)	100,000
Cash flow (used in) financing activities	0	(100,000)	0	(100,000)	(100,000)	100,000
Effect of exchange rate changes on cash and cash equivalents	97,090	(8,190)	58,769	(23,604)	64,286	(88,307)
Net (decrease) in cash and cash equivalents	(62,661)	(165,318)	(161,501)	(539,982)	(582,978)	(407,156)
Beginning cash and cash equivalents	307,260	614,414	406,100	989,078	989,078	1,396,234
Ending cash and cash equivalents	244,599	449,096	244,599	449,096	406,100	989,078
Cash paid during the period for:
Interest	0	0	9,690	8,893	12,608	12,319
Tax paid	$ 0	$ 0	$ 5,014	$ 23,484	$ 24,645	$ 43,638